Annual Notice of Securities Sold Pursuant to Rule 24F-2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1. Name and address of issuer: THE BERWYN FUNDS

1189 LANCASTER AVENUE

BERWYN, PA, 19312

2. Name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities f the issuer, check the box but do not list series or classes): [X]

3. Investment Company Act File Number: #811-4963

Securities Act File Number: #33-14604

4a. Last day of fiscal year for which this notice is filed:

December 31

4b. [ ]) Check box if this form is being filed late (i.e., more than

90 calendar days after the end of the issuer's fiscal year). (See

Instruction A.2)

NOTE: If the form is being filed late, interest must be paid on the registration fee due.

4c. [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold

during the fiscal year pursuant to

section 24(f): $ 111,031,445

(ii) Aggregate price of securities redeemed

or repurchased during the fiscal year: $ 58,789,140

(iii) Aggregate price of securities redeemed or

repurchased during any prior fiscal year

ending no earlier than October 11, 1995,

that were not previously used to reduce

registration fees payable to the Commission: $124,069,410

  Total available redemption credits [add Items

5(ii) and 5(iii)]: $ 182,858,550

(v) Net sales--if Item 5(i) is greater than Item 5(iv)

[subtract Item 5(iv) from Item 5(I)]: $__________0

(vi) Redemption credits available for use in

future years $(71,827,105)

--if Item 5(i) is less than Item 5(iv)

[subtract Item 5(v) from Item 5(i):]

(vii) Multiplier for determining registration fee (see

Instruction c.9): x___________

(viii) Registration fee due [multiply Item 5(v) by Item

5(vii)] (enter "0" if no fee is due): =$___________

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here

________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): +$____________

8. Total of the amount of the registration fee due plus any interest due (line 5 (iii)( plus line 7): =$____________

9. Date the registration fee and any interest payment was sent to the

Commission's lockbox depository:

Method of Delivery:

[ ] Wire Transfer

[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.

By (Signature and Title) _______________________________________

Kevin M. Ryan, Secretary-Treasurer

Date: March 11,2004